6. Derivative Liabilities (Q2)	15 Months Ended	6 Months Ended
	Mar. 31, 2014	Jun. 30, 2014 Quarter 2 [Member]
6. Derivative Liabilities

Note 6 Derivative Liabilities

The Company identified conversion features embedded within convertible debt and warrants issued in 2013. The Company has determined that the features associated with the embedded conversion option, in the form a ratchet provision, should be accounted for at fair value, as a derivative liability, as the Company cannot determine if a sufficient number of shares would be available to settle all potential future conversion transactions.

As a result of the application of ASC No. 815, the fair value of the ratchet feature related to convertible debt and warrants is summarized as follow:

	2013	2012
Fair value at the commitment date - convertible debt	$2,414,585	$—
Fair value at the commitment date - warrants	682,809	—
Reclassification of derivative liabilities to additional paid in capital
related to warrants exercised that ceased being a derivative liability	(311,709)	—
Fair value mark to market adjustment - converible debt	(28,586)	—
Fair value mark to market adjustment - warrants	(5,595)	—
Totals	$2,751,504	$—

The fair value at the commitment and re-measurement dates for the Company’s derivative liabilities were based upon the following management assumptions as of December 31, 2013:

	Commitment Date	Remeasurement Date

Expected dividends	0%	0%
Expected volatility	150%	150%
Expected term	2 - 5 years	1.9 - 4.68 years
Risk free interest rate	0.29% - 1.68%	0.38% - 1.75%

Note 6 Derivative Liabilities

The Company identified conversion features embedded within convertible debt and warrants issued in 2013 and 2014. The Company has determined that the features associated with the embedded conversion option, in the form a ratchet provision, should be accounted for at fair value, as a derivative liability, as the Company cannot determine if a sufficient number of shares would be available to settle all potential future conversion transactions.

As a result of the application of ASC No. 815, the fair value of the ratchet feature related to convertible debt and warrants is summarized as follow:

Balance - December 31, 2012	$—
Fair value at the commitment date - convertible debt	2,414,585
Fair value at the commitment date - warrants	682,809
Reclassification of derivative liabilities to additional paid in capital	—
related to convertible debt that ceased being a derivative liability	(311,709)
Fair value mark to market adjustment - convertible debt	(28,586)
Fair value mark to market adjustment - warrants	(5,595)
Balance - December 31, 2013	2,751,504
Fair value at the commitment date - convertible debt	2,817,944
Fair value mark to market adjustment - convertible debt	(216,017)
Reclassification of derivative liabilities to additional paid in capital	(214,769)
Fair value mark to market adjustment - warrants	(8,650)
Balance - June 30, 2014	$5,130,013

The fair value at the re-measurement date for the Company’s derivative liabilities were based upon the following management assumptions as of June 30, 2014:

	Remeasurement Date	Commitment Date

Expected dividends	0%	0%
Expected volatility	150%	150%
Expected term	1.41 - 4.99 years	2 - 5 years
Risk free interest rate	0.47% - 1.62$	0.40% - 1.68%